Leases	12 Months Ended
Feb. 29, 2024
Leases [Abstract]
Leases

15. LEASES

The Group’s operating leases mainly related to offices and learning centers in the PRC. As of February 28, 2023 and February 29, 2024, the Group had no leases that were classified as a financing lease. Total operating lease expenses for the years ended February 28, 2022, 2023 and February 29, 2024 were RMB43,959, RMB4,769 and RMB3,965 (US$551), respectively, and was recorded in cost of revenues or operating expenses on the consolidated statements of operations. The short term lease expenses for the years ended February 28, 2022, 2023 and February 29, 2024 were RMB108, RMB91 and RMB4,547 (US$632), respectively and was recorded in the consolidated statements of operations. As of February 29, 2024, the Group did not have additional operating leases that have not yet commenced. The Group recorded nil impairment loss for operating lease right-of-use assets for the years ended February 28, 2022, 2023 and February 29, 2024, respectively.

Weighted-average remaining lease terms and discount rates are as follows:

	As of
	February 28,	February 29,
	2023	2024
Weighted average remaining lease term (years)	1.71	2.73
Weighted average discount rate	5.4%	5.6%

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended February 28 or 29:

Year ending of February 28 or 29:	RMB	USD
2025	1,412	196
2026	460	64
2027	360	50
2028	180	25
2029	—	—
Thereafter	—	—
Total minimum lease payments	2,412	335
Less: amount representing interest	(32)	(5)
Present value of minimum lease payments	2,380	330